Principal Accounting Policies (Schedules of Estimated Useful Lives) (Details)	12 Months Ended
Dec. 31, 2016
Domain names and non-compete agreements
Intangible assets, net:
Estimated average useful lives	2 years
Customer relationship
Intangible assets, net:
Estimated average useful lives	5 years
Electronic equipment
Property, Plant and Equipment [Line Items]
Estimated useful life	3 years
Servers
Property, Plant and Equipment [Line Items]
Estimated useful life	4 years
Office furniture, vehicles & logistics equipment
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years
Software
Property, Plant and Equipment [Line Items]
Estimated useful life	5 years